Other Gains (Losses) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Other Gains (Losses) [Abstract]
(Loss) gain on disposal of fixed assets and intangibles	$ (3)	$ 32
Gain on disposal of non-core business	0	6
Debt Redemption Penalty	(17)	0
Gain on disposal of investment	0	15
Other	4	(3)
Total other (expense) income	$ (16)	$ 50